Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment
	2017	2016
Cost	$6,733,634	$7,011,178
Accumulated depreciation	(3,559,810)	(3,369,289)
	$3,173,824	$3,641,889
Rig equipment	2,823,782	3,210,933
Rental equipment	60,179	79,398
Other equipment	66,560	85,731
Vehicles	16,280	22,030
Buildings	71,102	82,335
Assets under construction	102,035	126,430
Land	33,886	35,032
	$3,173,824	$3,641,889

Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2015	$6,069,179	$171,220	$240,192	$43,552	$131,164	$258,952	$35,587	$6,949,846
Additions	88,277	92	1,092	166	913	112,932	—	203,472
Additions through business acquisition	28,125	—	—	—	—	—	—	28,125
Re-measurement to fair value before disposal	7,605	—	—	—	—	—	—	7,605
Disposals	(50,384)	(11,389)	(4,988)	(440)	—	—	—	(67,201)
Reclassifications	229,012	—	12,874	2,573	702	(245,161)	—	—
Effect of foreign currency exchange differences	(104,823)	(779)	(2,097)	(704)	(1,418)	(293)	(555)	(110,669)
Balance, December 31, 2016	6,266,991	159,144	247,073	45,147	131,361	126,430	35,032	7,011,178
Additions	21,268	71	49	42	235	53,158	—	74,823
Disposals	(71,014)	(9,758)	(785)	(339)	(930)	—	—	(82,826)
Reclassifications	67,779	84	216	113	—	(68,566)	—	(374)
Effect of foreign currency exchange differences	(250,858)	(1,530)	(1,603)	(1,762)	(3,281)	(8,987)	(1,146)	(269,167)
Balance, December 31, 2017	$6,034,166	$148,011	$244,950	$43,201	$127,385	$102,035	$33,886	$6,733,634

Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2015	$2,789,991	$74,220	$142,846	$18,712	$40,745	$—	$—	$3,066,514
Depreciation expense	342,224	16,039	22,504	5,060	8,591	—	—	394,418
Disposals	(32,427)	(10,246)	(3,241)	(417)	—	—	—	(46,331)
Effect of foreign currency exchange differences	(43,730)	(267)	(767)	(238)	(310)	—	—	(45,312)
Balance, December 31, 2016	3,056,058	79,746	161,342	23,117	49,026	—	—	3,369,289
Depreciation expense	334,896	15,159	19,914	5,064	8,488	—	—	383,521
Disposals	(67,304)	(6,331)	(592)	(320)	(208)	—	—	(74,755)
Impairment	15,313	—	—	—	—	—	—	15,313
Effect of foreign currency exchange differences	(128,579)	(742)	(2,274)	(940)	(1,023)	—	—	(133,558)
Balance, December 31, 2017	$3,210,384	$87,832	$178,390	$26,921	$56,283	$—	$—	$3,559,810